Mainland China Contribution Plan and Profit Appropriation (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Mainland China Contribution Plan and Profit Appropriation [Abstract]
Employee benefits	¥ 49,181,636	$ 6,737,857	¥ 54,737,023	¥ 63,954,002